As filed with the Securities and Exchange Commission on August 28, 2006
                                     Investment Company Act file number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              CORTLAND TRUST, INC.

               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLANT GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
JUNE 30, 2006
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                        Value
    Amount                                                                        Date          Yield          (Note 1)
    ------                                                                        ----          ------          ------
Asset Backed Commercial Paper (20.34%)
------------------------------------------------------------------------------------------------------------------------------------
$  35,000,000  Apreco LLC                                                       07/24/06         5.16%    $   34,885,511
   25,000,000  Apreco LLC                                                       08/07/06         5.12         24,869,986
   30,000,000  ASAP Funding Limited Inc.                                        07/10/06         5.04         29,962,650
   50,000,000  ASAP Funding Limited Inc.                                        08/07/06         5.23         49,733,292
   55,000,000  ASAP Funding Limited Inc.                                        08/07/06         5.14         54,712,839
  100,000,000  ASAP Funding Limited Inc.                                        08/07/06         5.24         99,465,556
   20,000,000  Govco Incorporated                                               07/06/06         4.96         19,986,389
   75,000,000  Govco Incorporated                                               07/18/06         5.03         74,824,156
   25,000,000  Govco Incorporated                                               07/26/06         5.20         24,910,330
  100,000,000  Govco Incorporated                                               08/11/06         5.12         99,424,861
   40,000,000  Greyhawk Funding, LLC                                            07/12/06         5.10         39,938,033
   30,000,000  Greyhawk Funding, LLC                                            07/14/06         5.26         29,943,233
   35,000,000  Greyhawk Funding, LLC                                            08/21/06         5.33         34,738,200
   25,000,000  Lexington Parker Capital Company, LLC                            07/19/06         5.20         24,999,750
   30,000,000  Lexington Parker Capital Company, LLC                            07/07/06         5.11         29,974,550
   65,000,000  Lexington Parker Capital Company, LLC                            07/18/06         4.73         64,857,767
   21,000,000  Lockhart Funding LLC                                             07/11/06         5.09         20,970,542
  164,000,000  Lockhart Funding LLC                                             07/20/06         5.27        163,545,583
   75,000,000  Lockhart Funding LLC                                             07/21/06         5.29         74,780,417
   35,000,000  Market Street Funding, LLC                                       07/11/06         5.09         34,950,806
   40,000,000  Market Street Funding, LLC                                       07/21/06         5.26         39,883,693
-------------                                                                                             --------------
1,075,000,000  Total Asset Backed Commercial Paper                                                         1,071,358,144
-------------                                                                                             --------------

Commercial Paper (2.53%)
------------------------------------------------------------------------------------------------------------------------------------
$  18,100,000  Cornell University                                               08/03/06         5.23%    $   18,013,889
   20,000,000  Guam Power Authority
               Insured by AMBAC Assurance Corp.                                 07/12/06         5.10         20,000,000
   11,915,000  Parish of Calcasieu
               LOC BNP Paribas                                                  07/12/06         5.11         11,915,000
    7,320,000  Tennessee School Board Authority                                 07/05/06         5.08          7,320,000
   24,500,000  Texas PFA                                                        07/05/06         5.08         24,500,000
   10,000,000  Texas PFA - Series D-2                                           07/11/06         5.08         10,000,000
   10,000,000  Maryland Health & Higher Education Facility Authority
               (John Hopkins Health System Issue) - Series C                    07/06/06         5.05         10,000,000
   20,888,000  Maryland Health & Higher Education Facility Authority
               (John Hopkins Health System Issue) - Series C                    07/12/06         5.08         20,888,000
   10,800,000  Maryland Health & Higher Education Facility Authority
               (John Hopkins Health System Issue) - Series C                    08/08/06         5.16         10,800,000
-------------                                                                                             --------------
  133,523,000  Total Commercial Paper                                                                        133,436,889
-------------                                                                                             --------------
Domestic Certificates of Deposit (3.04%)
------------------------------------------------------------------------------------------------------------------------------------
$  70,000,000  Wells Fargo Bank, N.A.                                           07/20/07         5.25%    $   70,000,000
   90,000,000  Wilmington Trust                                                 08/01/06         5.13         90,000,926
-------------                                                                                             --------------
  160,000,000  Total Domestic Certificates of Deposit                                                        160,000,926
-------------                                                                                             --------------
Eurodollar Certificates of Deposit (13.16%)
------------------------------------------------------------------------------------------------------------------------------------
$  49,000,000  Barclays Bank PLC                                                07/18/06         4.00%    $   48,982,249
   25,000,000  Caylon                                                           01/19/07         5.26         25,000,337
   60,000,000  Credit Suisse First Boston                                       07/26//06        5.30         60,000,000
   50,000,000  Credit Suisse First Boston                                       12/22/06         5.52         49,992,748
  100,000,000  Deutsche Bank A. G.                                              07/18/06         5.00        100,000,000
  100,000,000  Deutsche Bank A. G.                                              12/13/06         4.76         99,959,884
  100,000,000  Deutsche Zentral - Genossenchafts Bank                           07/07/06         5.18        100,000,000
   25,000,000  Society Generale                                                 04/19/07         4.31         25,000,000
  100,000,000  Society Generale                                                 04/27/07         4.32        100,000,000
   50,000,000  Societe Generale                                                 12/05/06         4.37         50,000,221
   34,000,000  Societe Generale                                                 12/05/06         4.17         34,000,151
-------------                                                                                             --------------
  693,000,000  Total Eurodollar Certificates of Deposit                                                      692,935,590
-------------                                                                                             --------------

Floating Rate Securities (5.08%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Bank of America,N.A. (a)                                         12/15/06         5.31%    $   50,000,000
   40,000,000  Bank of America,N.A. (h)                                         05/15/07         5.32         40,000,000
   30,000,000  Bear Stearns (i)                                                 01/19/07         5.39         30,000,000
    9,500,000  CFM International, Inc. - Series 1999A (b)
               Guaranteed by General Electric Company                           01/01/10         5.35          9,500,000
   15,000,000  General Electric Capital Corporation Extendible
               Monthly Securities (c)                                           07/17/07         5.35         15,000,000
   25,000,000  Merrill Lynch Monthly Floating (j)                               05/14/07         5.15         25,000,000
   45,000,000  Merrill Lynch Twelve Months Exchange (d)                         07/03/07         5.19         45,000,000
   53,000,000  Sigma Finance Inc. (e)                                           09/12/06         5.16         52,999,470
-------------                                                                                             --------------
  267,500,000  Total Floating Rate Securities                                                                267,499,470
-------------                                                                                             --------------

Foreign Commercial Paper (10.82%)
------------------------------------------------------------------------------------------------------------------------------------
$  40,000,000  Alliance & Leicester PLC                                         07/13/06         4.46%    $   39,933,867
   25,000,000  Alliance & Leicester PLC                                         09/22/06         4.25         24,692,785
   45,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             07/24/06         4.33         44,855,675
   15,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             08/22/06         4.35         14,884,408
   50,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             09/05/06         4.36         49,521,042
   50,000,000  Banco Santander Central Hispano S.A.                             10/20/06         4.32         49,293,146
   50,000,000  Canadian Imperial Holdings Inc.                                  07/17/06         4.29         49,888,222
   40,000,000  Canadian Imperial Holdings Inc.                                  08/08/06         4.33         39,783,400
   40,000,000  Danske Corporation                                               10/30/06         4.27         39,378,194
   50,000,000  Nationwide Building Society                                      07/24/06         4.26         49,838,361
  100,000,000  NRW Bank                                                         07/28/06         4.26         99,624,250
   25,000,000  Yorkshire Building Society                                       07/24/06         4.26         24,927,007
   18,500,000  Yorkshire Building Society                                       07/28/06         4.26         18,430,070
   25,000,000  Yorkshire Building Society                                       08/31/06         4.40         24,781,840
-------------                                                                                             --------------
  573,500,000  Total Foreign Commercial Paper                                                                569,832,267
-------------                                                                                             --------------

Letter of Credit Commercial Paper (3.25%)
------------------------------------------------------------------------------------------------------------------------------------
$  33,400,000  COFCO Capital Corporation
               LOC Rabobank Nederland                                           07/18/06         5.26%    $   33,317,354
   15,000,000  Dean Health System Inc.
               LOC M& I Marshall & Ilsley Bank                                  07/11/06         5.15         14,978,625
   35,000,000  ICICI Bank, Ltd.
               LOC Fortis Bank S.A./N.V.                                        11/15/06         5.27         34,315,381
   51,000,000  ICICI Bank, Ltd.
               LOC Fortis Bank S.A./N.V.                                        12/01/06         5.35         49,856,899
   26,600,000  Louis Dreyfus Corporation
               LOC Calyon                                                       07/24/06         5.30         26,510,268
   12,035,000  Walnut Energy Center Authority
               LOC State Street Bank & Trust Company                            07/11/06         5.18         12,017,750
-------------                                                                                             --------------
  173,035,000  Total Letter of Credit Commercial Paper                                                       170,996,277
-------------                                                                                             --------------

Loan Participations (2.41%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Army and Air Force Exchange Service with JPMorgan Chase          07/25/06         5.09%    $   20,000,000
   25,000,000  Army and Air Force Exchange Service with JPMorgan Chase          10/25/06         5.20         25,000,000
   17,000,000  AXA Equitable Life Insurance Society with JPMorgan Chase (f)     03/21/07         5.32         17,000,000
   65,000,000  COS-MAR Company (GE Petrochemical)
               Guaranteed by General Electric Company                           10/26/06         5.48         65,000,000
-------------                                                                                             --------------
  127,000,000  Total Loan Participations                                                                     127,000,000
-------------                                                                                             --------------

Medium Term Note (0.95%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Sigma Finance, Inc.                                              04/30/07         5.25%    $   50,000,000
-------------                                                                                             --------------
   50,000,000  Medium Term Note                                                                               50,000,000
-------------                                                                                             --------------

Other Notes (0.14%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,550,000  Butler County, OH GO BAN                                         10/12/06         4.60%    $    1,550,000
    4,300,000  Michigan Public Educational Facilities Authority RN - Series 2005
               LOC Fifth Third Bank                                             09/01/06         4.25          4,300,000
    1,500,000  North Canton                                                     06/27/07         5.95          1,502,098
-------------                                                                                             --------------
    7,350,000  Total Other Notes                                                                               7,352,098
-------------                                                                                             --------------

Promissory Note (0.95%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  The Goldman Sachs Group, Inc.                                    12/29/06         5.01%    $   50,000,000
-------------                                                                                             --------------
   50,000,000  Total Promissory Note                                                                          50,000,000
-------------                                                                                             --------------

Repurchase Agreements (1.14%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Annaly Mortgage Management, Inc. purchased on 6/30/06, repurchase proceeds at maturity $30,012,950
               (Collateralized by $156,282,163, GNMA, 4.375% to 5.625%,
               due 09/20/26 to 10/20/33, value $30,600,000)                     07/03/06         5.18%    $   30,000,000
   10,000,000  Banc of America Securities LLC, purchased on 6/30/06, repurchase proceeds at maturity $10,004,125
               (Collateralized by $10,964,312, GNMA, 5%,
               due 02/20/34, value $10,200,000)                                 07/03/06         4.95         10,000,000
   20,000,000  UBS Securities LLC, purchased on 6/30/06,
               repurchase proceeds at maturity $20,008,633
               (Collateralized by $37,494,702, GNMA, 6.000%,
               due 11/15/33 to 07/15/34, value $20,400,026)                     07/03/06         5.18         20,000,000
-------------                                                                                             --------------
   60,000,000  Total Repurchase Agreements                                                                    60,000,000
-------------                                                                                             --------------

U.S. Government Agency Medium Term Notes (1.80%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Federal Home Loan Mortgage Corporation                           10/23/06         4.25%    $   30,000,000
   40,000,000  Federal Home Loan Mortgage Corporation                           02/09/07         4.76         40,000,000
   25,000,000  Federal Home Loan Mortgage Corporation                           03/07/07         5.02         24,999,206
-------------                                                                                             --------------
   95,000,000  Total U.S. Government Agency Medium Term Notes                                                 94,999,206
-------------                                                                                             --------------

Variable Rate Demand Instruments (g) (14.34%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,880,000  361 Summit Blvd. LLC - Series 2003
               LOC First Commercial Bank                                        05/01/28         5.40%    $    1,880,000
    2,100,000  1212 Jackson, LLC - Series 2004
               LOC Fifth Third Bank                                             09/01/24         5.35          2,100,000
    1,940,000  1800 Indian Wood - Series 2005
               LOC Fifth Third Bank                                             04/01/26         5.35          1,940,000
    1,910,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                             02/01/17         5.35          1,910,000
    4,520,000  A&M Associates Project - Series 2002
               LOC US Bank, N.A.                                                12/01/34         5.42          4,520,000
    1,400,000  Adams County, CO Housing Agency
               (Semper Village Apartments) - Series 2004C
               Guaranteed by FNMA                                               07/15/37         5.40          1,400,000
    2,570,000  Alatrade Foods LLC - Series2004
               LOC Amsouth Bank                                                 12/01/14         5.42          2,570,000
    3,110,000  Alabama HOPO Realty Investment, LLC - Series 2001
               LOC SouthTrust Bank                                              12/01/21         5.42          3,110,000
    3,870,000  Alabama Incentives Finance Authority, SP - Series 1999C
               Insured By AMBAC Assurance Corp.                                 10/01/29         5.35          3,870,000
    3,000,000  Allied Services, LLC - Series 2006
               LOC Fifth Third Bank                                             03/01/21         5.35          3,000,000
      600,000  Alpine Capital Investment LLC - Series 1997B
               LOC National City Bank                                           09/15/27         5.45            600,000
      445,000  Andrews Laser Works Corporation - Series 1998
               LOC National City Bank                                           05/01/08         5.45            445,000
    1,100,000  Atlantic Tool & Die Company - Series 1996
               LOC Key Bank, N.A.                                               03/01/17         5.40          1,100,000
    2,015,000  Atlantic Tool & Die Company - Series 2002
               LOC Key Bank, N.A.                                               12/01/11         5.40          2,015,000
      640,000  Barnes & Thornburg LLP - Series 2003
               LOC Fifth Third Bank                                             07/01/08         5.35            640,000
    2,570,000  Barnes & Thornburg LLP - Series 2005
               LOC Fifth Third Bank                                             12/01/55         5.35          2,570,000
    7,713,000  BB Auto Land of Roswell, LLC - Series 2003A
               LOC Bank of North Georgia                                        05/01/23         5.50          7,713,000
    2,425,000  BBC, LLC - Series 2000
               LOC Columbus Bank & Trust Company                                11/01/20         5.37          2,425,000
    1,000,000  Beckfield Properties, LLC - Series 2004
               LOC Fifth Third Bank                                             12/01/24         5.35          1,000,000
      900,000  Bennett Realty LLC - Series 2003
               LOC Fifth Third Bank                                             04/01/23         5.35            900,000
      970,000  Berkeley Square Retirement Center - Series 1998A
               LOC Fifth Third Bank                                             02/01/13         5.42            970,000
    4,000,000  Bluegrass Wireless LLC
               LOC Fifth third Bank                                             02/01/12         5.35          4,000,000
    3,755,000  Bob Sumerel Tire Co, Inc. - Series 1999
               LOC Fifth Third Bank                                             04/01/19         5.35          3,755,000
    2,900,000  Brookville Enterprises - Series 2004
               LOC Fifth Third Bank                                             10/01/25         5.35          2,900,000
    2,000,000  Budd Office Building Associate (Partnership Project) - Series 1997
               LOC Comerica Bank                                                10/01/47         5.40          2,000,000
    2,450,000  Burke County, GA Development Authority IDRB - Series 2002
               (Lichtenberg Holdings II, LLC)
               LOC JPMorgan Chase Bank, N.A.                                    01/01/13         5.35          2,450,000
    1,500,000  Butler County Surgical Properties, LLC - Series 2005
               LOC Fifth Third Bank                                             07/01/25         5.35          1,500,000
    4,830,000  Carmichael Imaging, LLC - Series 2002
               LOC Regions Bank                                                 11/01/10         5.35          4,830,000
    3,300,000  CEGW, Inc.
               LOC PNC Bank, N.A                                                03/31/09         5.15          3,300,000
    2,015,000  Central Michigan Inns, LLC (Pohlcat Inc.) - Series 2000A
               LOC Wachovia Bank, N.A.                                          04/01/30         5.40          2,015,000
    4,500,000  Charles K. Blandin Foundation - Series 2004
               LOC Wells Fargo Bank, N.A.                                       05/01/19         5.35          4,500,000
    5,000,000  Charles William Properties, LLC - Series 2004
               LOC Federal Home Loan Bank of Atlanta                            08/01/29         5.37          5,000,000
    3,195,000  Cheney Brothers, Inc. - Series 1996
               LOC Wachovia Bank, N.A                                           12/01/16         5.50          3,195,000
      790,000  Chuo Mubea Suspension Components Company - Series 2004
               LOC Fifth Third Bank                                             01/01/11         5.35            790,000
    4,200,000  Church of the Highlands, Inc. - Series 2006A
               LOC Amsouth Bank                                                 01/01/27         5.35          4,200,000
    2,745,000  Cinnamon Properties, Inc.
               LOC US Bank, N.A.                                                04/01/20         5.35          2,745,000
    2,300,000  Cirrus Development Ltd. - Series 1999
               LOC US Bank, N.A.                                                05/01/14         5.35          2,300,000
    5,875,000  City of Auburn, AL
               Industrial Development and Infrastructure RB - Series 2004A
               LOC Allied Irish Bank                                            05/01/24         5.37          5,875,000
    1,665,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
               Insured by AMBAC Assurance Corp.                                 04/01/11         5.35          1,665,000
    1,305,000  Cole Investments LLC
               LOC Fifth Third Bank                                             07/01/19         5.35          1,305,000
    3,795,000  Columbus Area, Inc., OH - Series 2004
               LOC Key Bank, N.A.                                               07/01/24         5.40          3,795,000
    3,100,000  Columbus, GA  Development Authority
               (Woodnont Properties - Greystone at Columbus Park Project) -
               Series 2004
               LOC Columbus Bank & Trust Company                                12/01/24         5.40          3,100,000
    3,880,000  Columbus, GA ( Riverton Ford Inc. Project) - Series 2000
               LOC Columbus Bank & Trust  Company                               04/01/20         5.35          3,880,000
    3,000,000  Columbus, GA Development Authority
               (Columbus Economical Development Corporation)
               LOC Wachovia Bank & Trust Company, N.A.                          12/01/26         5.40          3,000,000
   11,275,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2000
               LOC Columbus Bank & Trust Company                                12/01/22         5.35         11,275,000
    6,445,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2002
               LOC Columbus Bank & Trust Company                                09/01/20         5.40          6,445,000
    3,070,000  Columbus, GA Development Authority RB
               (Rivertown Pediatric Project) - Series2003
               LOC Columbus Bank & Trust Company                                05/01/23         5.40          3,070,000
  10,130,000   Columbus, GA Development Authority RB
               (Woodmont Properties LLC Greystone Farms II Projects) -
               Series 2006
               LOC Columbus Bank & Trust Company                                02/01/26         5.40         10,130,000
    1,360,000  Consolidated Equities, LLC - Series 1995
               LOC Fifth Third Bank                                             12/01/25         5.35          1,360,000
    9,335,000  Country Club of the South - Series 2002
               LOC Bank of North Georgia                                        12/01/31         5.42          9,335,000
    4,800,000  Crestmont Nursing Home - Series 2004
               LOC Fifth Third Bank                                             03/01/24         5.30          4,800,000
    6,800,000  Cubba Capital, LLC - Series 2005A
               LOC Comerica Bank                                                03/01/55         5.40          6,800,000
    4,150,000  D & G Conduit LLC - Series 2003
               LOC Amsouth Bank, N.A.                                           10/01/23         5.37          4,150,000
   10,650,000  D.G.Y. Real Estate LP - Series 2000A
               LOC PNC Bank, N.A.                                               05/01/20         5.15         10,650,000
    7,410,000  Daniel Land Company - Series 2004
               LOC Columbus Bank & Trust Company                                09/01/29         5.40          7,410,000
    2,140,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC US Bank, N.A.                                                07/01/17         5.35          2,140,000
    6,280,000  Drury Inns, Inc.
               LOC First Commercial Bank                                        03/01/20         5.47          6,280,000
    3,580,000  Dussel Realty Investment LLC
               LOC National City Bank of Michigan/Illinois                      02/01/18         5.42          3,580,000
    3,690,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
               LOC PNC Bank, N.A.                                               01/01/15         5.40          3,690,000
    1,000,000  Elmhurst Memorial Healthcare - Series 2004B
               LOC Fifth Third Bank                                             01/01/34         5.29          1,000,000
    8,450,000  Elsinore Properties Ltd. - Series 1999
               LOC Fifth Third Bank                                             01/01/29         5.35          8,450,000
    1,000,000  Falls Village Realty, LLC - Series 2004
               LOC Fifth Third Bank                                             12/01/29         5.35          1,000,000
      900,000  Family Sports & Lifestyle RB
               LOC Fifth Third Bank                                             09/01/22         5.35            900,000
    1,950,000  Fannin & Fannin LLC
               LOC Fifth Third Bank                                             12/01/24         5.35          1,950,000
    3,690,000  FE, LLC - Series 1998A
               LOC Fifth Third Bank                                             04/01/28         5.30          3,690,000
    1,500,000  Findlay Evangelical Presbyterian Church - Series 2004
               LOC Fifth Third Bank                                             11/01/30         5.35          1,500,000
    7,000,000  Fiore Capital, LLC - Series 2005A
               LOC M& I Marshall & Ilsley Bank                                  08/01/45         5.35          7,000,000
    1,985,000  First Metropolitan Title Company - Series 1997
               LOC LaSalle Bank, N.A.                                           05/01/22         5.40          1,985,000
    1,440,000  First Park Place LLC
               LOC Fifth Third Bank                                             12/01/19         5.35          1,440,000
   11,575,000  Flint River Services, Inc. - Series 2005
               LOC Columbus Bank & Trust Company                                01/01/30         5.39         11,575,000
      805,000  Follow Thru Land and Development, LLC - Series 1998
               LOC Key Bank, N.A.                                               11/01/13         5.40            805,000
   10,810,000  Ft. Northport, LLC, AL - Series 2004
               LOC Regions Bank                                                 12/01/31         5.35         10,810,000
    1,365,000  G & J Properties II, LLC - Series 2002
               LOC Fifth Third Bank                                             09/01/23         5.35          1,365,000
    3,800,000  G & L Manufacturing Inc.
               LOC Fifth Third Bank                                             07/01/20         5.35          3,800,000
    3,405,000  Garden City Hospital Osteopathic - Series 1997
               LOC National City Bank of Michigan/Illinois                      10/01/17         5.37          3,405,000
   11,400,000  Gastro Partners Land Company, LLC - Series 2005
               LOC Union Planters Bank                                          03/01/35         5.37         11,400,000
    1,500,000  Genesee County, MI Taxable Obligation Notes                      11/01/08         5.42          1,500,000
      900,000  Gilead Friends Church - Series 2002
               LOC Fifth Third Bank                                             10/01/17         5.35            900,000
    1,480,000  Goson Project - Series 1997
               LOC Federal Home Loan Bank of Cincinnati                         11/01/17         5.42          1,480,000
    2,070,000  Grace Community Church of Amarillo - Series 2005
               LOC Wells Fargo Bank, N.A.                                       02/01/30         5.35          2,070,000
    5,850,000  Graf Brothers Flooring, Inc. - Series 2005
               LOC Fifth Third Bank                                             05/01/20         5.35          5,850,000
    1,490,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                             07/01/17         5.40          1,490,000
    1,435,000  HCH, LLC - Series 2000
               LOC Key Bank,N.A.                                                08/01/15         5.40          1,435,000
    3,375,000  Healtheum, LLC - Series 2004
               LOC Wells Fargo Bank, N.A.                                       11/01/29         5.41          3,375,000
    2,420,000  Henderson, OH Regional Authority
               LOC Fifth Third Bank                                             07/01/23         5.35          2,420,000
    6,830,000  Holland-Sheltair Aviation Funding - Series 2005-B4
               LOC Mellon Bank, N.A.                                            05/01/35         5.35          6,830,000
    1,810,000  Home City Ice Company & HC Transport Inc. - Series 2004
               LOC US Bank, N.A.                                                05/01/19         5.40          1,810,000
    1,900,000  Hoosier Stamping Manufacturing Corp. - Series 2004
               LOC Fifth Third Bank                                             07/01/36         5.35          1,900,000
      940,000  Hope Realty, Ltd. & Harmony Realty (Kurtz Bros., Inc.) -
               Series 2000
               LOC Key Bank, N.A.                                               08/01/15         5.40            940,000
    1,785,000  Hopkins Property of Talladega LLC RB
               LOC Federal Home Loan Bank of Atlanta                            10/01/16         4.52          1,785,000
    1,813,000  Hopkins Waterhouse LLC Project
               LOC National City Bank                                           06/01/20         5.42          1,813,000
    2,805,000  Hostun LLC- Series 2004
               LOC US Bank,N.A.                                                 12/01/27         5.38          2,805,000
    1,919,000  HRH Capital LLC - Series 2002
               LOC Fifth Third Bank                                             03/01/22         5.35          1,919,000
    2,930,000  Hudson Toyota And Hyundai Realty LLC - Series 2003
               LOC Fifth Third Bank                                             04/01/23         5.35          2,930,000
    1,000,000  Illinois Development Finance Authority
               (Harbortown Industry Inc. Project)
               LOC LaSalle Bank, N.A.                                           12/01/20         5.44          1,000,000
    5,745,000  Indiana HEFA (Porter Project) - Series 2005B
               LOC Fifth Third Bank                                             06/01/19         5.30          5,745,000
    1,650,000  IOP Properties LLC
               LOC Fifth Third Bank                                             04/01/44         5.35          1,650,000
    1,500,000  Jacksons Food Stores, Inc
               LOC Key Bank N.A.                                                03/01/16         5.40          1,500,000
    1,020,000  James B. Krewatch & Marden H. Krewatch
               Revocable Living Trust - Series 2005
               LOC Fifth Third Bank                                             11/01/25         5.35          1,020,000
      635,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership) -
               Series 1996A
               LOC Fifth Third Bank                                             05/01/21         5.35            635,000
    3,309,000  KFDT L.P. - Serise 2005
               LOC Fifth Third Bank                                             04/01/35         5.35          3,309,000
    2,355,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                             11/01/17         5.35          2,355,000
    1,815,000  Kingston Healthcare Company - Series 1998A
               LOC Fifth Third Bank                                             03/01/18         5.35          1,815,000
    4,810,000  Kingston Healthcare Company - Series 2003A
               LOC Fifth Third Bank                                             08/01/25         5.30          4,810,000
    1,100,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                       06/01/27         5.35          1,100,000
    4,090,000  Kool Capital, LLC
               LOC Michigan National Bank                                       04/01/29         5.50          4,090,000
    2,130,000  L3 Corporation - Series 2002
               LOC Fifth Third Bank                                             11/01/17         5.35          2,130,000
    4,750,000  Lakeland Income Properties, LLC - Series 2004
               LOC Federal Home Loan Bank                                       04/01/29         5.35          4,750,000
    4,385,000  Laminations, Inc. & Santana Products - Series 1999
               LOC PNC Bank, N.A.                                               08/31/15         5.15          4,385,000
    5,805,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project)
               LOC Fifth Third Bank                                             03/01/15         5.42          5,805,000
    2,430,000  Le Sportsac Inc. - Series 2005
               LOC Fifth Third Bank                                             11/01/14         5.35          2,430,000
      565,000  Lee County, FL Multifamily  HFA  RB
               (Crossings at Cape Coral Apartments Project) - Series 1999B
               LOC Suntrust Bank                                                06/01/14         5.45            565,000
   12,650,000  Lexington Financial Services Health Care RB - Series 2001
               LOC LaSalle Bank, N.A.                                           02/01/26         5.39         12,650,000
    3,020,000  Lock Inns, Inc. - Series 2003
               LOC Bank of North Georgia                                        02/01/23         5.44          3,020,000
    1,770,000  Lockland Development Company Ltd. - Series 2000
               LOC US Bank, N.A.                                                07/01/20         5.40          1,770,000
      530,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
               LOC  US Bank, N.A.                                               09/01/17         5.50            530,000
    1,000,000  LRC - Meadows Investors LLC - Series 2004
               LOC JPMorgan Chase Bank, N.A.                                    12/01/34         5.40          1,000,000
    7,555,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A                                01/01/19         5.35          7,555,000
    5,945,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000                                 07/01/20         5.35          5,945,000
      895,000  Manatee County, FL Multifamily HFA  RB - Series 2002B
               (La Mirada Gardens Project)
               LOC Suntrust Bank                                                11/01/33         5.45            895,000
     2582,100  Materials Processing Inc. - Series 2004
               LOC Fifth Third Bank                                             09/01/34         5.35          2,582,100
    2,905,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building)
               LOC National City Bank of Michigan/Illinois                      11/01/17         5.42          2,905,000
    6,850,000  MBE Investment Company LLC - Series 2004-A
               LOC Comerica Bank                                                12/01/54         5.40          6,850,000
    7,880,000  MCSH Real Estate Investors, LLC - Series 2004
               LOC First Tennessee Bank, N.A.                                   09/01/21         5.37          7,880,000
    1,250,000  Miami River Stone Company - Series 2002
               LOC US Bank, N.A.                                                08/01/09         5.42          1,250,000
    1,130,000  Michigan City, IN (Consolidated Biscuit Company)
               LOC Fifth Third Bank                                             10/01/13         5.35          1,130,000
    2,135,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Fifth Third Bank                                             10/01/16         5.41          2,135,000
      925,000  Milwaukee, WI (Historic Third Ward Parking Project) - Series 1999
               LOC Northern Trust Bank                                          09/01/28         5.45            925,000
    1,810,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC Amsouth Bank                                                 06/01/10         5.35          1,810,000
    2,050,000  Mississippi Business Finance Corporation, IDRB
               (Colle Towing Project) - Series 2004
               LOC Regions Bank                                                 10/01/19         5.35          2,050,000
    4,800,000  Mississippi Business Finance Corporation IDRB
               (Pottery Barn Inc. Project) - Series 2004
               LOC Bank of America, N.A.                                        06/01/24         5.35          4,800,000
    3,000,000  Mississippi Business Finance Corporation IDRB
               (Wade Inc. Project) - Series 2006
               LOC Regions Bank                                                 12/01/22         5.35          3,000,000
    1,010,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank                                                 11/01/11         5.35          1,010,000
    2,920,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank                                                 11/01/11         5.35          2,920,000
    7,225,000  Mississippi Business Finance Corporation IDRB
               (Lextron-Visteon Leasing Project) - Series 2003
               LOC JPMorgan Chase Bank, N.A.                                    12/01/27         5.40          7,225,000
    2,660,000  Montgomery Cancer Center LLC  - Series 1997
               LOC Wachovia Bank, N.A.                                          10/01/12         5.35          2,660,000
    7,560,000  Montgomery County, PA (Brookside Manor Apartments)
               Collateralized by FNMA                                           08/15/31         5.37          7,560,000
    5,365,000  Montgomery County, PA (Kingswood Apartments Project)
               Collateralized by FNMA                                           08/15/31         5.37          5,365,000
      865,000  Montgomery, AL IDB (The Jobs Company, LLC Project) - Series 1996C
               LOC Columbus Bank & Trust Company                                07/01/16         5.37            865,000
    2,285,000  Mount Carmel West Medical Office Building LP - Series 1999
               LOC National City Bank of Michigan/Illinois                      08/01/19         5.42          2,285,000
    1,800,000  Mrs. K.C. Jordan & Associates, Inc.
               LOC Fifth Third Bank                                             04/01/23         5.35          1,800,000
    3,000,000  Nebar Investments, LLC - Series 2005
               LOC Fifth Third Bank                                             07/01/50         5.35          3,000,000
    4,525,000  New Hampshire HEFA (Weeks Medical Center) - Series 2005B
               LOC Allied Irish Bank                                            07/01/35         5.31          4,525,000
    1,615,000  New Lexington Clinic, P.S.C. - Series 2003
               LOC Fifth Third Bank                                             05/01/18         5.35          1,615,000
    2,100,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31         5.39          2,100,000
    9,000,000  New York State HFA RB (Saxony Housing) - Series 1997A
               Collateralized by Federal National Mortgage Association          05/15/30         4.00          9,000,000
    1,600,000  NO S Properties, LLC - Series 2004
               LOC Fifth Third Bank                                             08/01/24         5.35          1,600,000
    7,455,000  North Lagoon Partners, Inc. - Series 2004
               LOC Columbus Bank & Trust Company                                10/01/29         5.37          7,455,000
    1,835,000  NPI Capital, LLC - Series 1999A
               LOC Michigan National Bank                                       07/01/29         5.45          1,835,000
    8,136,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Kentucky                               11/01/11         5.42          8,136,000
    6,900,000  Olathe, KS IDRB ( Diamant Boart Project) - Series 1997B
               LOC Svenska Handelsbanken                                        03/01/27         5.52          6,900,000
    5,840,000  Opelika IOA (Opelika Industrial Park Project) - Series 1998A
               Insured by MBIA Insurance Corp.                                  06/01/23         5.37          5,840,000
    1,225,000  Ordeal Properties LLC - Series 1997
               LOC Key Bank, N.A.                                               10/01/12         5.40          1,225,000
    1,040,000  Oswego County, NY IDA Civic Facilities
               (OH Properties, Inc Project - B)
               LOC Manufacturers & Traders & Trust Co.                          06/01/24         5.40          1,040,000
    2,475,000  Oxmoor West LLC
               LOC First Commercial Bank                                        04/01/26         5.37          2,475,000
    6,570,000  Palmetto NW, LLC
               LOC National Bank of South Carolina                              05/01/29         5.40          6,570,000
   2,290,000   Parisi Investment, LP & Supply Co. - Series 1998
               LOC US Bank, N.A.                                                05/01/18         5.35          2,290,000
    1,000,000  PBSI Properties, LLC - Series 2004
               LOC Huntington National Bank                                     03/01/34         5.45          1,000,000
    1,865,000  Peachtree Crest Professional Offices - Series 2003
               LOC Bank of North Georgia                                        03/01/23         5.45          1,865,000
    4,600,000  Pennsylvania Economic Development  Finance Authority RB
               LOC PNC Bank, N.A.                                               08/01/28         5.40          4,600,000
    4,000,000  Pennsylvania Economic Development Finance Authority
               (Repete Associates Project) - Series 2005 B3
               LOC PNC Bank,N.A.                                                08/01/25         5.37          4,000,000
    2,565,000  Pomeroy Investments, LLC - Series 1997
               LOC US Bank, N.A.                                                05/01/17         5.35          2,565,000
    1,275,000  R.M.D. Corporation
               LOC Fifth Third Bank                                             06/01/13         5.35          1,275,000
    3,850,000  Radiation Oncology Partners, LLP
               LOC SouthTrust Bank                                              08/01/18         5.35          3,850,000
    4,422,000  Rawcar Group LLC Project
               LOC National City Bank                                           04/01/36         5.42          4,422,000
    2,435,000  Realty Holdings Co. LLC - Series 2004
               LOC Fifth Third Bank                                             05/01/24         5.35          2,435,000
    4,930,000  Reynolds Road Fitness Center, - Series 1998
               LOC Fifth Third Bank                                             01/01/19         5.35          4,930,000
    3,775,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
               LOC Comerica Bank                                                06/01/33         5.41          3,775,000
    4,035,000  Rockwood Quarry LLC - Series 2002
               LOC Fifth Third Bank                                             12/01/22         5.30          4,035,000
    4,675,000  Rogers Bridge Road & Southern Properties, LLC - Series 2002
               LOC Bank of North Georgia                                        01/01/23         5.50          4,675,000
      770,000  S & L Plastic Inc.
               LOC Fleet Bank                                                   07/01/08         5.40            770,000
    1,090,000  S & S Partnership (Model Graphics) - Series 1999
               LOC US Bank                                                      09/01/19         5.45          1,090,000
    1,721,000  Saginaw County, MI                                               03/01/08         5.35          1,721,000
    1,350,000  Sand Run Nursery & Preserve LLC - Series 2004
               LOC US Bank,N.A.                                                 03/01/24         5.42          1,350,000
    2,500,000  Savoy Properties, Ltd. - Series 2000
               LOC Key Bank,N.A.                                                08/01/20         5.40          2,500,000
    2,500,000  Schenectady County, NY
               Metroplex Development Authority Revenue - Series 2005B
               Insured by FSA                                                   08/01/28         5.35          2,500,000
    2,800,000  Security Self-Storage, Inc. - Series 2005
               LOC Fifth Third Bank                                             05/01/35         5.35          2,800,000
    4,305,000  Security Self-Storage, Inc. - Series 1999
               LOC Bank One                                                     02/01/19         5.42          4,305,000
    3,330,000  Servaas, Inc. - Series 2003
               LOC Fifth Third Bank                                             03/01/13         5.35          3,330,000
    3,265,000  Shepherd Capital LLC
               LOC Fifth Third Bank                                             03/15/49         5.50          3,265,000
    4,870,000  Smugglers Notch Management Company, Ltd. and
               Smugglers Notch Investment Company, Ltd. - Series 2000
               LOC  Key Bank,N.A.                                               09/01/15         5.40          4,870,000
    7,000,000  Southeast Alabama Gas District RB (Lateral Project) - Series 2000
               Insured by AMBAC Assurance Corp.                                 06/01/25         5.35          7,000,000
    6,700,000  Southern Central Communications Corporation - Series 2003
               LOC Fifth Third Bank                                             04/01/18         5.30          6,700,000
    1,680,000  Southern Orthopaedic Properties, LLC - Series 2001
               LOC Columbus Bank and Trust Company                              10/01/21         5.35          1,680,000
    2,700,000  Southwestern Ohio Steel, Inc.
               LOC US Bank, N.A.                                                04/01/08         5.35          2,700,000
    1,355,000  Stallard-Schrier Family LP - Series 1996
               LOC Fifth Third Bank                                             09/01/16         5.42          1,355,000
      980,000  State Crest Ltd. - Series 2000
               LOC Fifth Third Bank                                             06/01/23         5.35            980,000
    5,101,000  Stonegate-Partners I, LLC (Stonegate Partners Project) -
               Series 2002
               LOC US Bank, N.A.                                                06/01/34         5.42          5,101,000
    5,000,000  SWC Princeton, LLC
               LOC Compass Bank                                                 03/01/32         5.35          5,000,000
    1,030,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                             01/01/11         5.42          1,030,000
    2,300,000  Tampa Bay, FL (Elders Land Development) - Series 2003
               LOC Fifth Third Bank                                             09/01/23         5.35          2,300,000
    2,705,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                                03/01/23         5.35          2,705,000
    3,220,000  Taylor Station Surgery Center Project - Series 2002
               LOC National City Bank                                           12/01/22         5.42          3,220,000
    7,260,000  Thayer Properties II, LLC - Series 2001
               LOC Columbus Bank & Trust Company                                09/01/21         5.42          7,260,000
    2,860,000  The Hennegan Company - Series 2004
               LOC US Bank, N.A.                                                10/01/11         5.35          2,860,000
    6,340,000  The Shoppes at Edgewater - Series 2003
               LOC Amsouth Bank                                                 01/01/23         5.35          6,340,000
    6,980,000  Three Reading LP
               LOC Federal Home Loan Bank of Pittsburg                          06/01/24         5.42          6,980,000
    1,950,000  Tisdel Holdings, Inc. - Series 2000
               LOC Huntington National Bank                                     09/01/20         5.50          1,950,000
    2,985,000  Town of Islip, NY IDA (Brentwood Real Estate LLC) - Series 2000
               LOC Citybank, N.A.                                               11/01/20         5.38          2,985,000
    6,425,000  Triple Crown Investments, LLC - Series 2004
               LOC Federal Home Loan Bank of Dallas                             08/01/25         5.37          6,425,000
    2,035,000  Trotman Bay Minette, Inc. - Series 2000
               LOC Columbus Bank & Trust Company                                01/01/21         5.37          2,035,000
    2,710,000  Twelfth Street Partners, LLC - Series 2005
               LOC Fifth Third Bank                                             04/01/25         5.35          2,710,000
    4,685,000  Unico Alloys & Metals - Series 2004
               LOC National City Bank                                           08/01/24         5.35          4,685,000
      845,000  Vincent Enterprise & Partners - Series 2000
               LOC Key Bank, N.A.                                               03/01/20         5.40            845,000
    1,720,000  Vista Funding Corporation - Series 1997A
               LOC Fifth Third Bank                                             07/01/15         5.40          1,720,000
      820,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                             01/01/12         5.45            820,000
      720,000  Warrior Roofing Manufacturing, Inc. - Series 2001
               LOC Columbus Bank & Trust Company                                09/01/26         5.47            720,000
    3,940,000  Watson's Dayton Properties, LLC - Series 2002A
               LOC US Bank, N.A.                                                07/01/18         5.35          3,940,000
    7,055,000  Wellington Green LLC - Series 1999
               LOC Charter One Bank                                             04/01/29         5.40          7,055,000
    9,700,000  Wellstone Mills LLC - Series 2004A
               LOC PNC Bank, N.A.                                               12/15/24         5.40          9,700,000
    3,400,000  West Coast Pack, LLC - Series 2005
               LOC La Salle Bank, N.A.                                          07/01/35         5.41          3,400,000
    1,950,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.) -
               Series 1997
               LOC Wachovia Bank, N.A.                                          10/01/28         5.45          1,950,000
      550,000  Westchester Presbyterian Church
               LOC US Bank, N.A.                                                09/01/13         5.50            550,000
    3,885,000  William Morris Reality Greystone - Series 2004
               LOC Amsouth Bank                                                 01/01/19         5.42          3,885,000
    4,900,000  Willow Creek Interest LLC, OH - Series 2005
               LOC Fifth Third Bank                                             04/01/25         5.35          4,900,000
    1,485,000  Wilmington Iron & Metal Company - Series 1999
               LOC Bank One                                                     08/01/14         5.41          1,485,000
    5,445,162  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
               Guaranteed by General Electric Company                           01/01/11         5.33          5,445,162
    8,750,000  Winder-Barrow Industrial Building Authority
               (The Concrete Company Project) - Series 2000
               LOC Columbus Bank & Trust Company                                02/01/20         5.35          8,750,000
    1,080,000  Windsor Medical Center, Inc. - Series 1997
               LOC Federal Home Loan Bank                                       12/03/18         5.42          1,080,000
    1,000,000  Word of Deliverence - Series 2004
               LOC Fifth Third Bank                                             12/01/24         5.35          1,000,000
-------------                                                                                             --------------
  755,466,262  Total Variable Rate Demand Instruments                                                        755,466,262
-------------                                                                                             --------------

Yankee Certificates of Deposit (21.27%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Abbey National PLC                                               07/10/06         5.10%    $   30,000,000
   20,000,000  Barclays Bank PLC                                                07/19/06         5.11         20,000,000
   50,000,000  Canadian Imperial Bank of Commerce                               11/24/06         5.07         50,000,000
   90,000,000  Credit Suisse AG                                                 07/05/06         5.08         90,000,000
   50,000,000  Credit Suisse AG                                                 07/05/06         5.05         50,000,028
   70,000,000  Credit Suisse AG                                                 08/08/06         5.31         70,000,329
  100,000,000  Deutsche Zentral- Genossenschafts Bank                           07/24/06         5.26        100,000,000
   60,000,000  Deutsche Zentral- Genossenschafts Bank                           08/08/06         5.31         60,000,000
   50,000,000  Dexia Credit Local de France                                     08/08/06         5.32         50,000,524
   50,000,000  HBOS PLC                                                         06/04/07         5.42         50,000,000
   25,000,000  HSH Nordbank, A.G.                                               07/06/06         5.09         25,000,000
  100,000,000  HSH Nordbank, A.G.                                               09/20/06         5.40        100,000,000
   80,000,000  HSH Nordbank, A.G.                                               09/25/06         5.42         80,000,000
   30,000,000  Royal Bank of Canada                                             07/07/06         5.06         30,000,000
   35,000,000  Royal Bank of Scotland                                           01/16/07         4.81         35,000,922
   30,000,000  TorontoDominion                                                  04/13/07         5.30         29,996,744
  250,000,000  UBS, A.G                                                         07/05/06         5.05        250,000,000
-------------                                                                                             --------------
1,120,000,000  Total Yankee Certificates of Deposit                                                        1,119,998,547
-------------                                                                                             --------------
               Total Investments (101.22%) (Cost $5,330,875,676)                                           5,330,875,676
               Liabilities in excess of cash and other assets (-1.22%)                                       (64,416,062)
                                                                                                          --------------
               Net Assets (100.00%)                                                                       $5,266,459,614
                                                                                                          ==============

               Net asset value, offering and redemption price per share:
               Cortland shares         1,209,748,016 shares outstanding                                        $    1.00
                                                                                                               =========
               Short Term Fund shares     37,219,599 shares outstanding                                        $    1.00
                                                                                                               =========
               Advantage shares        2,723,416,791 shares outstanding                                        $    1.00
                                                                                                               =========
               Xpress shares           1,296,075,208 shares outstanding                                        $    1.00
                                                                                                               =========

FOOTNOTES:
Note 1 Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     (a) The interest rate changes daily based upon Federal funds target plus 0.06%.

     (b) The interest rate is adjusted weekly based upon average of prior week one month LIBOR Plus 0.05%; weekly put at par.

     (c) The interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.

     (d) The interest rate is adjusted monthly based upon one month LIBOR plus 0.03%.

     (e) The interest rate is adjusted monthly based upon one month LIBOR minus 0.04%.

     (f) The interest rate is adjusted monthly based upon one month LIBOR plus 0.02%.

     (g) These securities have a 7-day put feature exercisable by the fund at par value. Rate changes weekly.

     (h) The interest rate changes daily based upon Federal funds target plus 0.065%.

     (i) The interest rate changes daily based upon Federal funds target plus 0.08%.

     (j) The interest rate is adjusted monthly based upon one month LIBOR minus 0.035%.


KEY:
BAN    =   Bond Anticipation Notes                      IDA    =   Industrial Development Authority
EDRB   =   Economic Development Revenue Bond            IDB    =   Industrial Development Bond
FNMA   =   Federal National Mortgage Association        IDRB   =   Industrial Development Revenue Bond
FSA    =   Financial Security Assurance                 LOC    =   Letter of Credit
GNMA   =   Government National Mortgage Association     PFA    =   Public Finance Authority
GO     =   General Obligation                           RB     =   Revenue Bond
HEFA   =   Health & Education Facilities Authority      RN     =   Revenue Notes
HFA    =   Housing Finance Authority

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
JUNE 30, 2006
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                        Value
    Amount                                                                        Date          Yield          (Note 1)
    ------                                                                        ----          ------          ------
Loan Participation (8.91%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Army and Air Force Exchange Service with
               JPMorgan Chase and Company                                       07/25/06         5.09%     $  30,000,000
-------------                                                                                              -------------
   30,000,000  Total Loan Participation                                                                       30,000,000
-------------                                                                                              -------------

------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements (48.12%)
$  30,000,000  Banc of America Securities, LLC, purchased on 6/30/06, repurchase proceeds at maturity $30,012,375 (Collateralized by
               $31,805,414, GNMA, 5.00% to 6.00%, due 12/20/31 to 2/20/34,
               value $30,600,001)                                               07/03/06         4.95%     $  30,000,000
   62,000,000  Citigroup Global Markets Inc, purchased on 6/30/06, repurchase proceeds at maturity $60,025,058 (Collateralized by $55,817,608,
               GNMA, 3.50% to 6.00%, due 6/20/28 to 7/20/32, value $63,240,000) 07/03/06         4.85         62,000,000
   70,000,000  UBS Securities LLC, purchased on 6/30/06, repurchase proceeds at maturity $70,030,333 (Collateralized $123,538,000, RFIN,
               0.00%, due 07/15/06 to 04/15/30, value $71,400,925)              07/03/06         5.20         70,000,000
-------------                                                                                              -------------
  162,000,000  Total Repurchase Agreements                                                                   162,000,000
-------------                                                                                              -------------

U.S. Government Agencies (3.85%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Home Loan Mortgage Corporation                           10/23/06         4.25%     $   5,000,000
    3,000,000  Federal Home Loan Mortgage Corporation                           10/26/06         4.68          2,980,419
    5,000,000  Federal National Mortgage Association                            08/08/06         4.00          5,000,000
-------------                                                                                              -------------
   13,000,000  Total U.S. Government Agencies                                                                 12,980,419
-------------                                                                                              -------------

U.S. Government Agency Discount Notes (26.41%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,250,000  Federal Home Loan Bank                                           07/14/06         4.59%     $   1,247,987
    1,750,000  Federal Home Loan Bank                                           07/19/06         5.04          1,745,620
    5,000,000  Federal Home Loan Bank                                           07/26/06         5.21          4,981,997
    1,546,000  Federal Home Loan Bank                                           08/02/06         5.01          1,539,204
    8,000,000  Federal Home Loan Mortgage Corporation                           07/18/06         5.18          7,981,477
    2,527,000  Federal Home Loan Mortgage Corporation                           07/18/06         5.02          2,521,045
    1,482,000  Federal Home Loan Mortgage Corporation                           07/25/06         3.98          1,478,200
    2,400,000  Federal Home Loan Mortgage Corporation                           07/25/09         5.05          2,391,984
    3,500,000  Federal Home Loan Mortgage Corporation                           07/27/06         5.03          3,487,381
    5,000,000  Federal Home Loan Mortgage Corporation                           08/04/06         5.23          4,975,444
    1,200,000  Federal Home Loan Mortgage Corporation                           08/08/06         5.05          1,193,667
    3,000,000  Federal Home Loan Mortgage Corporation                           08/15/06         4.52          2,983,594
    5,000,000  Federal Home Loan Mortgage Corporation                           10/10/06         4.93          4,930,843
    5,000,000  Federal Home Loan Mortgage Corporation                           10/17/06         5.05          4,926,200
    2,000,000  Federal Home Loan Mortgage Corporation                           10/23/06         4.65          1,971,576
    5,000,000  Federal Home Loan Mortgage Corporation                           12/01/06         5.00          4,897,469
    3,000,000  Federal Home Loan Mortgage Corporation                           04/13/07         5.34          2,878,450
    1,500,000  Federal National Mortgage Association                            07/12/06         5.02          1,497,712
    5,000,000  Federal National Mortgage Association                            07/26/06         4.63          4,984,306
    5,000,000  Federal National Mortgage Association                            08/02/06         4.74          4,979,422
    5,000,000  Federal National Mortgage Association                            08/02/06         5.00          4,978,044
    5,000,000  Federal National Mortgage Association                            08/07/06         5.22          4,973,329
    5,000,000  Federal National Mortgage Association                            10/04/06         5.05          4,935,044
    3,000,000  Federal National Mortgage Association                            12/01/06         4.71          2,942,625
    3,600,000  Federal National Mortgage Association                            12/23/06         5.30          3,479,130
-------------                                                                                              -------------
   89,755,000  Total U.S. Government Agency Discount Notes                                                    88,901,750
-------------                                                                                              -------------

U.S. Government Agency Medium Term Notes (12.33%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,530,000  Federal Home Loan Bank                                           09/08/06         5.15%     $   2,519,875
    5,000,000  Federal Home Loan Bank                                           10/16/06         5.02          4,964,756
    6,261,000  Federal Home Loan Mortgage Corporation                           08/15/06         4.61          6,246,639
    5,000,000  Federal Home Loan Mortgage Corporation                           10/15/06         4.62          4,972,936
    5,000,000  Federal Home Loan Mortgage Corporation                           10/15/06         5.00          4,966,602
    5,000,000  Federal Home Loan Mortgage Corporation                           10/15/06         5.02          4,966,452
    5,000,000  Federal Home Loan Mortgage Corporation                           03/23/07         5.23          4,901,446
    5,000,000  Federal Home Loan Mortgage Corporation                           04/27/07         5.25          5,000,000
    3,000,000  Federal National Mortgage Association                            03/15/07         5.39          2,963,194
-------------                                                                                              -------------
   41,791,000  Total U.S. Government Agency Medium Term Notes                                                 41,501,900
-------------                                                                                              -------------
               Total Investments (99.62%)                                                                    335,384,069
               Cash and other assets, net of liabilities (0.38%)                                               1,273,792
                                                                                                           -------------
               Net Assets (100.00%)                                                                        $ 336,657,861
                                                                                                           =============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 158,058,531 shares outstanding                                             $        1.00
                                                                                                           =============
               Advantage Shares,178,599,330 shares outstanding                                             $        1.00
                                                                                                           =============

KEY:

GNMA   =   Government National Mortgage Association
RFIN   =   Resolution Funding Corporation Strip Interest

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
JUNE 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (6.38%)
------------------------------------------------------------------------------------------------------------------------------------
$   965,000   City of Dayton, KY Industrial Building RB
              (RADAC Corporation Project) - Series 1994C
              LOC Fifth Third Bank                                              10/01/06    3.65%    $   965,000     P1       A1+
  6,500,000   Harford County, MD EDRB (A.O. Smith)
              LOC Comerica Bank                                                 09/01/06    3.65       6,500,000     P1        A1
  2,500,000   Michigan Strategic Fund Limited Obligation RB
              (Donnelly Corporation Project) - Series B
              LOC Bank of Nova Scotia                                           10/01/06    3.70       2,500,000     P1       A1+
  1,525,000   Oakland County, MI EDC RB
              (Orchard - Maple Project) (c)
              LOC LaSalle Bank, N.A.                                            11/15/06    3.95       1,525,000
  2,000,000   West Virginia Housing Development Fund Housing Finance
              Bonds - 2006 Series B                                             04/09/07    3.67       2,000,000    VMIG-1    A1+
-----------                                                                                          -----------
 13,490,000   Total Put Bonds                                                                         13,490,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (8.40%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   City of Austin, TX (Travis & William) Utility System Notes - Series A
              LOC JPMorgan Chase Bank, N.A./Bayerische Landesbank A.G./
              State Street Bank & Trust Co.                                     07/11/06    3.22%    $ 1,500,000     P1       A1+
  5,250,000   City of Brownsville, TX Utility System - Series A
              LOC State Street Bank & Trust Co.                                 07/17/06    3.63       5,250,000     P1       A1+
  1,000,000   City of St. Louis, MO Lambert International Airport Series - 2004
              LOC JPMorgan Chase Bank, N.A.                                     07/05/06    3.64       1,000,000     P1       A1+
  5,000,000   Metropolitan Washington DC Airports
              LOC Bank of America, N.A.                                         07/18/06    3.18       5,000,000              A1+
  5,000,000   Sunshine State Government Financing Commission RB
              (Miami - Dade) - Series G                                         07/06/06    3.73       5,000,000              A1+
-----------                                                                                          -----------
 17,750,000   Total Tax Exempt Commercial Paper                                                       17,750,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (16.22%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,150,000   Butler County, OH BAN                                             09/21/06    3.80%    $ 1,152,407     MIG-1
  2,500,000   Concord, CO Metropolitan District - Series 2004
              LOC Wells Fargo Bank, N.A.                                        12/01/06    3.50       2,500,000              A1+
  1,700,000   Green Lake School District, WI TRAN (c)                           08/29/06    3.05       1,701,203
  2,625,000   Hartland - Lakeside, WI Joint School District  No 3 TRAN (c)      09/20/06    2.97       2,625,165
  3,000,000   Kentucky Asset / Liability Commission                             10/12/06    3.15       3,000,000    VMIG-1    A1+
  4,030,000   Logan County, OH, Sewer Improvement (c)                           07/06/06    3.50       4,030,429
  4,850,000   Logan County, OH BAN, Sewer Improvement System - Series B (c)     04/04/07    3.70       4,865,811
  3,000,000   Maine State Housing Authority Mortgage Purchase Bonds             11/15/06    3.37       3,000,000     MIG-1
  1,400,000   Merton, WI Community School District TRAN (c)                     10/27/06    3.00       1,400,217
  3,300,000   Middleton - Cross Plains Area School District, WI TRAN (c)        08/24/06    3.05       3,300,947
  2,100,000   North Carolina Industrial Facility PCFA RB (GVK America) (c)
              LOC Wachovia Bank, N.A.                                           09/01/06    3.70       2,100,000
  1,600,000   Sevastopol, WI School District TRAN (c)                           10/20/06    3.00       1,600,471
  3,000,000   South Dakota Housing Development Authority                        12/15/06    3.45       3,014,015     MIG-1    SP1+
-----------                                                                                          -----------
 34,255,000   Total Tax Exempt General Obligation Notes & Bonds                                       34,290,665
-----------                                                                                          -----------

Variable Rate Demand Instruments (d) (70.58%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   ABN AMRO Munitops Certificate Trust, (Colorado) - Series 2005-14
              Insured by FGIC                                                   06/01/13    4.01%  $ 2,000,000       P1       A1+
  5,455,000   Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company                                 09/01/27    4.19     5,455,000                 A1
  3,250,000   Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series 2004 - A1
              Guaranteed by Federal National Mortgage Association               08/15/37    4.02     3,250,000     VMIG-1
  2,500,000   Brazos River, TX Harbor Navigation District Brazoria County
              Environmental (Merey Sweeney Project)
              LOC JPMorgan Chase Bank, N.A.                                     04/01/21    4.05     2,500,000     VMIG-1     A1+
  2,750,000   Broward County, FL HFA (Sailboat Bend Artist Lofts Project)
              LOC Citibank, N.A.                                                04/15/38    4.05     2,750,000                A1+
  1,500,000   Butler County IDA RB
              (Concordia Lutheran Ministries) - Series 2000B
              Insured by Radian Asset Assurance Inc.                            08/01/30    3.99     1,500,000                A1+
  1,150,000   Caledonia, WI (Caledonia Properties LLC/Quick Cable Corp.) (c)
              LOC Fifth Third Bank                                              12/01/18    4.06     1,150,000
  7,000,000   Calcasieu Parish, LA
              (Citgo Petroleum Corporation Project) - Series 1995
              LOC BNP Paribas                                                   03/01/25    4.04     7,000,000     VMIG-1
  2,700,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Program) - Series 2004
              LOC Amsouth Bank                                                  01/01/24    4.09     2,700,000     VMIG-1
  1,000,000   Clipper Tax Exempt Trust COPs - (Multistate) - Series 1999-3      08/01/07    4.12     1,000,000     VMIG-1
  6,274,178   Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3        07/01/09    4.06     6,274,178     VMIG-1
  4,200,000   Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Fleet Bank                                                    12/01/07    4.00     4,200,000                A1+
  6,465,000   Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002
              LOC Wells Fargo Bank N.A.                                         12/01/18    4.12     6,465,000                A1+
  2,000,000   Greenwood County, SC
              (Fuji Photo Film, Inc. Project) - Series 2004                     09/01/11    4.15     2,000,000                A1+
  6,400,000   Gulf Coast, TX IDA Environmental Facilities RB
              (Citgo Petroleum Corporation Project)
              LOC Royal Bank of Scotland                                        02/01/32    4.04     6,400,000     VMIG-1
  3,000,000   Illinios Development Financial Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC LaSalle Bank N.A.                                             04/01/39    4.09     3,000,000                 A1
  3,000,000   Illinois Finance Authority IDRB
              (Pollman North America, Inc. Project)
              LOC Fifth Third Bank                                              12/01/25    4.06     3,000,000       P1       A1+
  2,000,000   Jefferson County, AL Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25    4.04     2,000,000     VMIG-1
  1,915,000   King George County, VA IDA RB
              (Birchwood Power Partners Project) - Series 1994B
              LOC Bank of Nova Scotia                                           12/01/24    4.01     1,915,000                A1+
  2,000,000   King George County, VA IDA RB
              (Birchwood Power Partners Project) - Series 1995
              LOC Bank of Nova Scotia                                           11/01/25    4.13     2,000,000                A1+
  2,400,000   La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000
              LOC LaSalle Bank Midwest N.A.                                     11/01/20    4.13     2,400,000       P1        A1
  3,900,000   Lehman Brothers Pooled Muni Trusts Receipts - Series 2005A & 2005B
              (Parish of Jefferson Home Mortgage Authority and
              Texas Department of Housing and Community Affairs
              Single Mortgage RB - Series 2002B)
              Insured by MBIA Insurance Corp.                                   06/01/36    4.11     3,900,000     VMIG-1
  2,000,000   Miami - Dade County Florida IDA
              (Auborne Heavy Maintenance Inc) - Series 1998
              LOC JP Morgan Chase Bank, N.A.                                    08/01/18    4.03     2,000,000                A1+
  2,025,000   Michigan State Strategic Fund (Sintel, Inc Project) - Series 2005
              LOC Fifth Third Bank                                              10/01/30    4.06     2,025,000       P1       A1+
  2,500,000   Michigan State Strategic Fund
              (Grand River Infrastructure, Inc. Project) - Series 2006 (c)
              LOC Fifth Third Bank                                              06/01/14    4.06     2,500,000
    845,000   Merlots Trust - Series 2000YYY
              (Mississippi Home Corporation Single Family Program)
              Collateralized by Government National Mortgage Association        12/01/31    4.06       845,000     VMIG-1
  2,000,000   Nevada Housing Division MHRB (Southwest Village) - Series 2005
              Guaranteed by Federal National Mortgage Association               10/15/38    4.03     2,000,000                A1+
  3,000,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26    4.09     3,000,000                 A1
  2,000,000   New York ROCs II-R Trust - Series 580
              (New York State Thruway Authority)                                03/01/07    4.07     2,000,000                A1+
  2,465,000   North Dakota State HFA
              (Housing Finance Program - Home Mortgage) - Series 2002B
              Insured by FSA                                                    01/01/34    4.03     2,465,000     VMIG-1
  1,000,000   Olathe, KS IDRB (Diamant Boart Project) - Series 1997A
              LOC Svenska Handelsbanken                                         03/01/27    4.10     1,000,000       P1       A1+
  1,200,000   Orange County, FL HFA  (Windsor Pines Project) - Series 2000E
              LOC Bank of America, N.A.                                         03/01/35    4.06     1,200,000     VMIG-1
  1,200,000   Orland Park, IL IDRB (Panduit Corp Project) - Series 1996
              LOC Fifth Third Bank                                              04/01/31    4.02     1,200,000                A1+
  2,000,000   Owensboro, KY IDRB
              (West Irving Die Lastings of Kentucky, Inc. Project) - Series 1997
              LOC Fifth Third Bank                                              06/01/17    4.11     2,000,000       P1       A1+
  2,000,000   Pennsylvania EDFA (Amtrak Project) - Series 2001B
              LOC JP Morgan Chase Bank, N.A.                                    11/01/41    4.06     2,000,000     VMIG-1     A1+
  2,700,000   Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                08/01/30    4.05     2,700,000       P1       A1+
  2,000,000   Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                08/01/12    4.05     2,000,000       P1       A1+
  1,700,000   Pennsylvania Higher Education Assistance Agency RB - Series 1988B
              Insured by AMBAC Assurance Corp.                                  07/01/18    4.01     1,700,000     VMIG-1     A1+
  3,815,000   Plymouth, MN MHRB (At the Lake Apartments Project) - Series 2004
              Guaranteed by Federal Home Loan Mortgage Corporation              08/01/34    4.02     3,815,000     VMIG-1
  2,050,000   Port Authority of New York &  New Jersey ROB/INS
              Trust Receipts- Series 10
              Insured by FSA                                                    01/15/17    4.02     2,050,000     VMIG-1     A1+
  6,090,000   Putters - Series 1179 (Relating to Custodial Receipts Series
              2005-5 Evidencing Beneficial Ownership of Orange County, FL HFA
              MHRB RB - Lake Harris Cove Apartments - 2005 Series D
              LOC JPMorgan Chase Bank, N.A.                                     10/01/38    3.95     6,090,000      P-1       A-1+
  2,000,000   Putters - Series 1184 (Relating to King County, WA Limited Tax
              Obligation Bonds (Payable from Sewer Revenues) - Series 2005)
              Insured by FGIC                                                   01/01/13    4.03     2,000,000                A-1
  2,200,000   Rockingham, NC IDRB PCFA
              (Eden Customs Processing, LLC) - Series 2004
              LOC Branch Banking & Trust Company                                01/01/17    4.11     2,200,000       P1       A1+
  2,475,000   Rockingham, NC IDRB PCFA
              (Whiteridge Plastics Project) - Series 2003
              LOC Branch Banking & Trust Company                                03/01/15    4.11     2,475,000       P1       A1+
  3,990,000   ROCs II-R Trust - Series 353 Wayne County Airport Authority RB
              (Detroit Metropolitan Wayne County Airport) - Series 2005
              Insured by MBIA Insurance Corp.                                   12/01/17    4.05     3,990,000     VMIG-1
  3,000,000   ROCs II-R Trust - Series 442 Wayne County Airport Authority RB
              (Detroit Metropolitan Wayne County Airport) - Series 2005
              Insured by MBIA Insurance Corp.                                   12/01/29    4.05     3,000,000     VMIG-1
  2,570,000   South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Banking & Trust Company                                04/01/17    4.11     2,570,000     VMIG-1
  1,970,000   South Carolina Jobs EDA RB
              (Sisters of Charity Providence Hospitals) - Series 2002
              LOC Wachovia Bank,N.A.                                            11/01/32    3.99     1,970,000     VMIG-1
  2,200,000   South Dakota EDRB
              (Hastings Filters Inc. Project) - Series 1996
              LOC Fifth Third Bank                                              02/01/16    4.11     2,200,000                A1+
  1,585,000   Tuscaloosa County, AL IDRB
              (Automotive Corridor, LLC Expansion Project) - Series 2001
              LOC Regions Bank                                                  10/01/21    4.05     1,585,000       P1        A1
  1,145,000   Tuscaloosa County, AL IDRB
              (Automotive Corridor, LLC Project) - Series 2004
              LOC Regions Bank                                                  11/01/24    4.05     1,145,000       P1        A1
  2,695,000   Utah Housing Corporation Single Family Mortgage Bonds -
              Series C Class 1                                                  07/01/34    4.03     2,695,000     VMIG-1     A1+
  2,000,000   Utah State Board of Regents Student Loan RB 1995 - Series L
              Insured by AMBAC Assurance Corp.                                  11/01/25    4.05     2,000,000       P1       A1+
  2,835,000   Washington State Economic Development Finance Authority
              (Summer Building LLC Project) - Series 2005F
              LOC Key Bank, N.A.                                                12/01/30    4.11     2,835,000       P1        A1
  1,000,000   Washington State HFC Putters - Series 1335
              LOC GNMA/FNMA/FHLMC                                               12/01/09    4.04     1,000,000     VMIG-1
  2,100,000   West Des Moines, IA RB
              (Woodgrain Millwork Inc Project) - Series 1995
              LOC Wells Fargo Bank, N.A.                                        04/01/10    4.17     2,100,000       P1       A1+
-----------                                                                                        -----------
149,214,178   Total Variable Rate Demand Instruments                                               149,214,178
-----------                                                                                        -----------

Variable Rate Demand Instrument - Private Placement (0.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   845,000   York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/08    5.36% $    845,000       P1       A1+
-----------                                                                                       ------------
    845,000   Total Variable Rate Demand Instrument - Private Placement                                845,000
-----------                                                                                       ------------
              Total Investments (101.98%)                                                          215,589,843
              Liabilities in excess of cash and other assets (-1.98%)                               (4,185,362)
                                                                                                  ------------
              Net Assets (100.00%)                                                                $211,404,481
                                                                                                  ============
              Net asset value, offering and redemption price per share:
              Cortland Shares, 87,939,708 shares outstanding                                      $       1.00
                                                                                                  ============
              Advantage Shares, 123,488,289 shares outstanding                                    $       1.00
                                                                                                  ============

FOOTNOTES:

Note 1 Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


     (a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

          In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

     (b)  The maturity date indicated is the next put date.

     (c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

     (d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
AMT    =   Alternate Minimum Tax                        HFA     =    Housing Finance Authority
BAN    =   Bond Anticipation Note                       HFC     =    Housing Finance Commission
COPs   =   Certificates of Participation                IDA     =    Industrial Development Authority
EDA    =   Economic Development Authority               IDRB    =    Industrial Development Revenue Bond
EDC    =   Economic Development Corporation             LOC     =    Letter of Credit
EDFA   =   Economic Development Finance Authority       MHRB    =    Multi-Family Housing Revenue Bond
EDRB   =   Economic Development Revenue Bond            PCFA    =    Pollution Control Finance Authority
FGIC   =   Financial Guaranty Insurance Company         RB      =    Revenue Bond
FHLMC  =   Federal Home Loan Mortgage Corporation       ROCs    =    Reset Option Certificate
FNMA   =   Federal National Mortgage Association        ROB/INS =    Reverse Option Bond / Inverse Securities
FSA    =   Financial Security Assurance, Inc.           TRAN    =    Tax and Revenue Anticipation Note
GNMA   =   Government National Mortgage Association
HDA    =   Housing Development Authority

ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:  EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: August 28, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: August 28, 2006

* Print the name and title of each signing officer under his or her signature.